Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Loss Carryforwards [Line Items]
Gross net operating loss carryforwards related to global operations	$ 1,414
Operating loss carryforward related to global operations, indefinite life	1,327
Valuation allowance unrealized carryforwards	116
Accrued tax liability uncertain tax positions including interest and penalties	7	$ 9
Interest and penalties related to unrecognized tax benefits	2	1	$ 1
Total gross interest and penalties accrued	0	2
Unrecognized tax benefits	4
Amex Coop
Operating Loss Carryforwards [Line Items]
Liability due to affiliates	2
Foreign Tax Authority
Operating Loss Carryforwards [Line Items]
Foreign deferred taxes liabilities	$ 3	$ 4